Pensions And Other Postemployment Benefits (Information For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets) (Detail) (Pension Benefits [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
United States Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,298	$ 1,227
Accumulated benefit obligation	1,298	1,213
Fair value of plan assets	778	670
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	471	359
Accumulated benefit obligation	436	338
Fair value of plan assets	$ 50	$ 44